Accrued Expenses and Other Liabilities Accrued Expenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Liabilities, Current	$ 20,361	$ 29,631
Recurring Network Costs [Member]
Accrued Liabilities, Current	3,739	7,157
Recurring Operating Accruals [Member]
Accrued Liabilities, Current	10,007	5,071
Accrued Interest [Member]
Accrued Liabilities, Current	2,075	11,473
Payroll-Related Liabilities [Member]
Accrued Liabilities, Current	2,742	4,312
Other Current Liabilities [Member]
Accrued Liabilities, Current	$ 1,798	$ 1,618